Offerings	Sep. 30, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units, each consisting of:
Maximum Aggregate Offering Price	$ 5,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 690.50
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Class A ordinary shares, par value $0.0016 per share (the "Class A Ordinary Shares"), of DarkIris Inc. (the "Registrant") registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	(i) One Class A Ordinary Share or one Pre-Funded Warrant and
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Class A ordinary shares, par value $0.0016 per share (the "Class A Ordinary Shares"), of DarkIris Inc. (the "Registrant") registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 under the Securities Act. No separate fee is required pursuant to Rule 457(i) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	(ii) One Warrant to Purchase Class A Ordinary Share and
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Class A ordinary shares, par value $0.0016 per share (the "Class A Ordinary Shares"), of DarkIris Inc. (the "Registrant") registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 under the Securities Act. No separate fee is required pursuant to Rule 457(i) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares issuable upon exercise of the Pre-Funded Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Class A ordinary shares, par value $0.0016 per share (the "Class A Ordinary Shares"), of DarkIris Inc. (the "Registrant") registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 under the Securities Act. The proposed maximum offering price of the Class A Ordinary Shares proposed to be sold in the offering will be reduced on a dollar-for-dollar basis for any Pre-Funded Warrants offered and sold in the offering, and as such, the proposed aggregate maximum offering price of the Units is $5,000,000.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares issuable upon exercise of the Warrants
Maximum Aggregate Offering Price	$ 106,857,125.76
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,756.97
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Class A ordinary shares, par value $0.0016 per share (the "Class A Ordinary Shares"), of DarkIris Inc. (the "Registrant") registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 under the Securities Act. As estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(g) under the Securities Act, the proposed maximum offering price of the Class A Ordinary Shares issuable upon exercise of the Warrants included in the Units that are proposed to be sold in the offering is $106,857,125.76, as Warrant is exercisable at the exercise price equal to $2.04 per share and the maximum number of Class A Ordinary Shares upon cash exercise is 4,166,666. However, a holder of the Warrants may also effect the zero exercise price option at any time while the Warrants are outstanding. The aggregate number of Class A Ordinary Shares issuable in such zero exercise price option pursuant to any given notice of exercise electing to effect a zero exercise price option under a Warrant shall be up to 52,380,944. We do not expect to receive any proceeds from the zero exercise price option of the Warrants because it is highly unlikely that a holder of the Warrants would elect to exercise the Warrants by paying cash or via cashless exercise in lieu of the zero exercise price option. The maximum number of Class A Ordinary Shares issuable under all Warrants (including the zero exercise price option) shall not exceed 52,380,944. As such, holders of the Warrants may elect to be issued up to 52,380,944 Class A Ordinary Shares upon the zero exercise price option.